Schedule of investments
Nomura VIP Natural Resources Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.51%♣
Agricultural Products — 2.45%
Bunge Global	21,588	$ 2,745,994
		2,745,994
Aluminum — 2.67%
Alcoa	45,034	2,987,105
		2,987,105
Coal & Consumable Fuels — 5.49%
Core Natural Resources	36,060	3,776,564
Peabody Energy	72,255	2,380,802
		6,157,366
Construction & Engineering — 1.90%
Arcosa	20,094	2,132,777
		2,132,777
Construction Materials — 3.37%
CRH	26,225	2,743,673
Titan	19,700	1,032,861
		3,776,534
Diversified Metals & Mining — 10.51%
Anglo American	74,419	3,195,224
China Metal Recycling Holdings =, †	1,900,000	0
Glencore	475,140	3,598,650
Hudbay Minerals	143,215	2,993,194
Teck Resources Class B	38,493	1,995,072
		11,782,140
Fertilizers & Agricultural Chemicals — 8.27%
CF Industries Holdings	17,600	2,285,184
Corteva	31,414	2,629,666
Nutrien	57,686	4,352,986
		9,267,836
Forest Products — 3.47%
Louisiana-Pacific	16,291	1,185,170
West Fraser Timber	41,377	2,702,548
		3,887,718
Gold — 11.68%
Agnico Eagle Mines	16,110	3,270,008
Barrick Mining	41,810	1,705,430
Coeur Mining †	139,544	2,619,241
Eldorado Gold	39,740	1,364,274
Newmont	38,128	4,127,356
		13,086,309
Integrated Oil & Gas — 8.00%
BP ADR	89,720	4,216,840
Shell	72,250	3,346,262
Unit	40,675	1,405,321
		8,968,423
Oil & Gas Drilling — 1.92%
Helmerich & Payne	59,678	2,150,198
		2,150,198
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Oil & Gas Equipment & Services — 2.98%
SLB	37,600	$ 1,932,264
Weatherford International	14,910	1,410,188
		3,342,452
Oil & Gas Exploration & Production — 22.24%
ARC Resources	128,829	2,681,044
Canadian Natural Resources	66,860	3,261,534
Chord Energy	13,364	1,900,094
ConocoPhillips	27,920	3,685,440
Diamondback Energy	22,427	4,435,836
Expand Energy	16,130	1,770,751
Kimbell Royalty Partners	164,530	2,380,749
Ovintiv	35,790	2,124,494
Permian Resources Class A	126,251	2,691,671
		24,931,613
Oil & Gas Refining & Marketing — 2.38%
Valero Energy	10,814	2,671,923
		2,671,923
Packaged Foods & Meats — 1.71%
JBS Class A †	106,730	1,916,871
		1,916,871
Paper Packaging — 4.48%
International Paper	80,402	2,870,351
Smurfit Westrock	53,810	2,144,329
		5,014,680
Steel — 3.99%
Steel Dynamics	24,867	4,476,060
		4,476,060
Total Common Stocks (cost $92,731,414)		109,295,999

Short-Term Investments — 3.81%
Money Market Mutual Funds — 3.81%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	1,067,515	1,067,515
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	1,067,514	1,067,514
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	1,067,514	1,067,514
NQ- IV074 [0326] 0526 (5459540)    1

Schedule of investments
Nomura VIP Natural Resources Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	1,067,514	$ 1,067,514
Total Short-Term Investments (cost $4,270,057)		4,270,057

Total Value of Securities—101.32% (cost $97,001,471)		113,566,056
Liabilities Net of Receivables and Other Assets—(1.32%)		(1,479,278)
Net Assets Applicable to 15,416,294 Shares Outstanding—100.00%		$112,086,778

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV074 [0326] 0526 (5459540)